Portfolio of Investments
Wanger USA, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 1.1%
Interactive Media & Services 1.1%
Care.com, Inc.(a) Child, adult, senior, pet and home care services	370,976	7,330,486
Total Communication Services		7,330,486
Consumer Discretionary 19.2%
Auto Components 3.8%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	68,524	3,217,887
Dorman Products, Inc.(a) Automotive products and home hardware	133,861	11,791,816
LCI Industries Recreational vehicles and equipment	64,078	4,922,472
Visteon Corp.(a) Automotive systems, modules and components	77,900	5,246,565
Total		25,178,740
Diversified Consumer Services 1.2%
Adtalem Global Education, Inc.(a) Higher education institutions	173,657	8,043,792
Hotels, Restaurants & Leisure 7.3%
Choice Hotels International, Inc. Vacation rental properties, travel tips and other services	43,181	3,356,891
Churchill Downs, Inc. Horse racing company, home of the Kentucky Derby	59,431	5,364,242
Dave & Buster’s Entertainment, Inc. Venues that combine dining and entertainment for adults and families	283,850	14,155,599
Extended Stay America, Inc. Hotels and motels	587,942	10,553,559
Red Rock Resorts, Inc., Class A Casino & entertainment properties	273,015	7,057,438
Wingstop, Inc. Cooked-to-order chicken wings	100,152	7,614,557
Total		48,102,286
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 3.6%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	24,068	2,828,712
Helen of Troy Ltd.(a) Brand-name hair and comfort products	65,344	7,577,290
iRobot Corp.(a) Manufactures robots for cleaning	54,042	6,360,203
Skyline Champion Corp. Factory-built housing	349,033	6,631,627
Total		23,397,832
Leisure Products 2.5%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	65,387	3,290,928
Johnson Outdoors, Inc., Class A Outdoor recreational products	54,777	3,908,887
MasterCraft Boat Holdings, Inc.(a) Recreational powerboats	408,493	9,219,687
Total		16,419,502
Specialty Retail 0.8%
Boot Barn Holdings, Inc.(a) Western and work gear	170,785	5,027,910
Total Consumer Discretionary		126,170,062
Consumer Staples 4.2%
Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc.(a) Warehouse club	173,179	4,745,105
Food Products 0.5%
Calavo Growers, Inc. Avocados and other perishable foods	41,639	3,491,430
Household Products 1.8%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	208,581	5,331,330
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	38,614	6,542,756
Total		11,874,086
Personal Products 1.2%
Inter Parfums, Inc. Fragrances and related products	100,855	7,651,869
Total Consumer Staples		27,762,490
Wanger USA | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Wanger USA, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.9%
Energy Equipment & Services 0.5%
Core Laboratories NV Reservoir description, production enhancement, and reservoir management services	46,263	3,188,908
Oil, Gas & Consumable Fuels 0.4%
Callon Petroleum Co.(a) Independent energy company	373,716	2,821,556
Total Energy		6,010,464
Financials 12.6%
Banks 4.4%
Bank of NT Butterfield & Son Ltd. (The) Community bank and specialized international financial services	100,400	3,602,352
First Busey Corp. Multi-bank holding company	199,493	4,867,629
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	106,610	5,533,059
Lakeland Financial Corp. Bank holding company	183,768	8,309,989
LegacyTexas Financial Group, Inc. Bank holding company	87,549	3,273,457
Trico Bancshares Holding company for Tri Counties Bank	91,588	3,598,493
Total		29,184,979
Capital Markets 4.1%
Ares Management Corp., Class A Asset management firm	325,011	7,543,505
Hamilton Lane, Inc., Class A Private market investment solutions	199,864	8,710,073
Houlihan Lokey, Inc. Investment bank	226,815	10,399,468
Total		26,653,046
Consumer Finance 0.9%
FirstCash, Inc. Owns and operates pawn stores	68,792	5,950,508
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 3.2%
Merchants Bancorp Bank holding company	412,562	8,870,083
OceanFirst Financial Corp. New Jersey banks	171,202	4,119,120
Walker & Dunlop, Inc. Commercial real estate financial services	160,136	8,152,524
Total		21,141,727
Total Financials		82,930,260
Health Care 22.6%
Biotechnology 5.8%
Amicus Therapeutics, Inc.(a) Orally-administered, small molecule drugs to treat human genetic diseases	397,070	5,400,152
Clovis Oncology, Inc.(a) Pre-commercial Biotech Company	115,184	2,858,867
Enanta Pharmaceuticals, Inc.(a) Pharmaceutical products	88,842	8,486,188
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	44,988	3,151,409
Immunomedics, Inc.(a) Diagnostic imaging and therapeutic products	241,237	4,634,163
Kiniksa Pharmaceuticals Ltd., Class A(a),(b) Clinical-stage biopharmaceutical company	294,281	5,314,715
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	215,194	3,869,188
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	64,740	4,490,366
Total		38,205,048
Health Care Equipment & Supplies 7.8%
Atrion Corp. Medical products and components	15,262	13,410,414
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	409,323	8,620,342
Cerus Corp.(a) Systems to enhance the safety of blood transfusions	619,393	3,858,818
iRhythm Technologies, Inc.(a) Medical instruments	76,424	5,728,743
Orthofix Medical, Inc.(a) Spine fixation, biological, and other orthopedic and spine solutions	133,738	7,544,161

2	Wanger USA | Quarterly Report 2019

Portfolio of Investments   (continued)
Wanger USA, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	41,139	6,047,845
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	120,750	6,365,940
Total		51,576,263
Health Care Providers & Services 5.7%
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	95,237	4,484,710
Chemed Corp. Hospice and palliative care services	31,704	10,147,499
Hanger, Inc.(a) Orthotics and prosthetics	172,962	3,294,926
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	133,750	9,894,825
National Research Corp., Class A Survey-based healthcare performance, analysis and tracking	159,483	6,156,044
Tivity Health, Inc.(a) Health fitness solutions	224,560	3,943,274
Total		37,921,278
Life Sciences Tools & Services 0.6%
NanoString Technologies, Inc.(a) Translational research and molecular diagnostics	160,826	3,848,566
Pharmaceuticals 2.7%
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	41,845	7,053,812
Optinose, Inc.(a),(b) Health care services	583,618	6,011,265
Reata Pharmaceuticals, Inc., Class A(a) Biopharmaceutical company	53,042	4,533,500
Total		17,598,577
Total Health Care		149,149,732
Industrials 11.3%
Aerospace & Defense 1.3%
BWX Technologies, Inc. Nuclear components and fuel	164,465	8,154,175
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.7%
Brink’s Co. (The) Provides security services globally	73,409	5,535,773
Knoll, Inc. Branded office furniture products and textiles	169,519	3,205,604
Unifirst Corp. Workplace uniforms and protective clothing	59,085	9,069,547
Total		17,810,924
Machinery 2.6%
Gardner Denver Holdings, Inc.(a) Vacuum systems, bottle blowers, pumps and air & gas compressors	149,474	4,156,872
ITT, Inc. Engineered components & customized technology solutions	143,873	8,344,634
Woodward, Inc. Energy control systems and components for aircraft, industrial engines and turbines	50,931	4,832,843
Total		17,334,349
Professional Services 1.4%
Exponent, Inc. Science and engineering consulting firm	85,577	4,939,504
ICF International, Inc. Management, technology, policy consulting, and implementation services	57,810	4,398,185
Total		9,337,689
Road & Rail 1.9%
Landstar System, Inc. Truckload carrier	47,875	5,237,046
Saia, Inc.(a) Trucking transportation	122,398	7,478,518
Total		12,715,564
Trading Companies & Distributors 1.4%
Air Lease Corp. Aircraft leasing company	156,641	5,380,618
SiteOne Landscape Supply, Inc.(a) Landscape supplies	64,607	3,692,290
Total		9,072,908
Total Industrials		74,425,609

Wanger USA | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Wanger USA, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 20.0%
Electronic Equipment, Instruments & Components 2.3%
ePlus, Inc.(a) Provides IT hardware, software and services	62,874	5,566,864
Novanta, Inc.(a) Precision photonics and motion control components and subsystems	74,808	6,338,482
Rogers Corp.(a) Specialty materials and components for applications	21,353	3,392,564
Total		15,297,910
IT Services 2.8%
Endava PLC, ADR(a) IT services	264,998	7,287,445
Hackett Group Business consulting and technology implementation	459,828	7,265,282
Science Applications International Corp. Scientific, Engineering and technology consulting services	49,669	3,822,030
Total		18,374,757
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	122,403	6,080,981
Inphi Corp.(a) Analog semiconductor solutions	134,171	5,868,640
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	69,207	6,439,711
Semtech Corp.(a) Analog and mixed-signal semiconductors	145,513	7,408,067
Total		25,797,399
Software 11.0%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	119,573	10,028,588
Anaplan, Inc.(a) Cloud platform for business applications	153,248	6,031,841
Blackline, Inc.(a) Develops and markets enterprise software	86,266	3,995,841
CyberArk Software Ltd.(a) IT security solutions	82,581	9,831,268
j2 Global, Inc. Cloud-based communications and storage messaging services	49,814	4,313,893
Manhattan Associates, Inc.(a) Information technology solutions for distribution centers	226,138	12,462,465
Common Stocks (continued)
Issuer	Shares	Value ($)
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	79,457	3,762,289
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	60,059	4,159,686
Qualys, Inc.(a) Information technology security risk and compliance management solutions	110,500	9,142,770
Zuora, Inc., Class A(a) Develops cloud based software	425,440	8,521,563
Total		72,250,204
Total Information Technology		131,720,270
Materials 2.5%
Chemicals 2.5%
Orion Engineered Carbons SA Global supplier of Carbon Black	381,077	7,236,652
PolyOne Corp. International polymer services company	103,402	3,030,713
Quaker Chemical Corp. Custom-formulated chemical specialty products	29,906	5,991,069
Total		16,258,434
Total Materials		16,258,434
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 1.7%
Coresite Realty Corp. Develops, owns & operates data centers	53,640	5,740,553
UMH Properties, Inc. Real estate investment trust	388,198	5,465,828
Total		11,206,381
Real Estate Management & Development 1.2%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	55,304	3,692,095
FirstService Corp. Real estate services	48,451	4,328,612
Total		8,020,707
Total Real Estate		19,227,088
Total Common Stocks (Cost: $552,892,853)		640,984,895

4	Wanger USA | Quarterly Report 2019

Portfolio of Investments   (continued)
Wanger USA, March 31, 2019 (Unaudited)
Limited Partnerships 2.1%
Issuer	Shares	Value ($)
Consumer Discretionary 2.1%
Hotels, Restaurants & Leisure 2.1%
Cedar Fair LP Owns and operates amusement parks	268,114	14,108,159
Total Consumer Discretionary		14,108,159
Total Limited Partnerships (Cost: $14,726,718)		14,108,159

Securities Lending Collateral 0.7%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares, 2.335%(c),(d)	4,701,895	4,701,895
Total Securities Lending Collateral (Cost: $4,701,895)		4,701,895

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(e)	5,026,002	5,025,499
Total Money Market Funds (Cost: $5,025,499)		5,025,499
Total Investments in Securities (Cost $577,346,965)		664,820,448
Obligation to Return Collateral for Securities Loaned		(4,701,895)
Other Assets & Liabilities, Net		(1,006,877)
Net Assets		$659,111,676

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $4,741,522.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	26,682,465	91,819,046	(113,475,509)	5,026,002	—	—	102,937	5,025,499
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward
Wanger USA | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Wanger USA, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	7,330,486	—	—	—	7,330,486
Consumer Discretionary	126,170,062	—	—	—	126,170,062
Consumer Staples	27,762,490	—	—	—	27,762,490
Energy	6,010,464	—	—	—	6,010,464
Financials	82,930,260	—	—	—	82,930,260
Health Care	149,149,732	—	—	—	149,149,732
Industrials	74,425,609	—	—	—	74,425,609
Information Technology	131,720,270	—	—	—	131,720,270
Materials	16,258,434	—	—	—	16,258,434
Real Estate	19,227,088	—	—	—	19,227,088
Total Common Stocks	640,984,895	—	—	—	640,984,895
Limited Partnerships
Consumer Discretionary	14,108,159	—	—	—	14,108,159
Securities Lending Collateral	4,701,895	—	—	—	4,701,895
Money Market Funds	—	—	—	5,025,499	5,025,499
Total Investments in Securities	659,794,949	—	—	5,025,499	664,820,448
There were no transfers of financial assets between levels during the period.
6	Wanger USA | Quarterly Report 2019

Portfolio of Investments
Wanger Select, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 14.0%
Auto Components 6.3%
Dorman Products, Inc.(a) Automotive products and home hardware	47,249	4,162,164
LCI Industries Recreational vehicles and equipment	40,207	3,088,702
Total		7,250,866
Diversified Consumer Services 7.7%
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	33,648	4,276,997
Grand Canyon Education, Inc.(a) Online post secondary education	39,762	4,553,147
Total		8,830,144
Total Consumer Discretionary		16,081,010
Consumer Staples 2.4%
Household Products 2.4%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	110,039	2,812,597
Total Consumer Staples		2,812,597
Financials 11.9%
Banks 3.8%
SVB Financial Group(a) Holding company for Silicon Valley Bank	19,618	4,362,259
Capital Markets 5.5%
Ares Management Corp., Class A Asset management firm	134,239	3,115,687
Raymond James Financial, Inc. Financial services to individuals, corporations, and municipalities	39,763	3,197,343
Total		6,313,030
Thrifts & Mortgage Finance 2.6%
OceanFirst Financial Corp. New Jersey banks	127,257	3,061,803
Total Financials		13,737,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.9%
Biotechnology 3.9%
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	37,861	2,772,940
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	24,587	1,705,354
Total		4,478,294
Health Care Equipment & Supplies 8.5%
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	34,623	4,787,668
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	16,659	2,449,040
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	49,138	2,590,555
Total		9,827,263
Health Care Providers & Services 4.1%
Encompass Health Corp. Inpatient rehabilitative healthcare services	80,121	4,679,067
Life Sciences Tools & Services 3.4%
Pra Health Sciences, Inc.(a) Global contract research organization	35,460	3,910,883
Pharmaceuticals 1.0%
Optinose, Inc.(a),(b) Health care services	113,328	1,167,278
Total Health Care		24,062,785
Industrials 17.3%
Aerospace & Defense 3.5%
BWX Technologies, Inc. Nuclear components and fuel	81,970	4,064,073
Commercial Services & Supplies 3.3%
Brink’s Co. (The) Provides security services globally	51,175	3,859,107
Wanger Select | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Wanger Select, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 7.8%
Gardner Denver Holdings, Inc.(a) Vacuum systems, bottle blowers, pumps and air & gas compressors	170,415	4,739,241
Toro Co. (The) Turf equipment	61,250	4,216,450
Total		8,955,691
Trading Companies & Distributors 2.7%
Air Lease Corp. Aircraft leasing company	90,850	3,120,697
Total Industrials		19,999,568
Information Technology 25.9%
Electronic Equipment, Instruments & Components 6.5%
Cognex Corp. Machine vision systems	77,800	3,956,908
Coherent, Inc.(a) Laser-based photonic products	24,531	3,476,533
Total		7,433,441
IT Services 12.6%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	91,480	4,985,660
Gartner, Inc.(a) Research and analysis on computer hardware, software, communications, and information technology	29,736	4,510,356
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	66,803	5,022,918
Total		14,518,934
Semiconductors & Semiconductor Equipment 2.2%
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	27,773	2,584,278
Software 4.6%
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	83,533	5,305,181
Total Information Technology		29,841,834
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.7%
Chemicals 2.7%
Orion Engineered Carbons SA Global supplier of Carbon Black	162,415	3,084,261
Total Materials		3,084,261
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
UMH Properties, Inc. Real estate investment trust	256,971	3,618,152
Total Real Estate		3,618,152
Total Common Stocks (Cost: $105,913,155)		113,237,299

Securities Lending Collateral 0.0%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares, 2.335%(c),(d)	32,800	32,800
Total Securities Lending Collateral (Cost: $32,800)		32,800

Money Market Funds 2.7%

Columbia Short-Term Cash Fund, 2.519%(c),(e)	3,114,629	3,114,317
Total Money Market Funds (Cost: $3,114,317)		3,114,317
Total Investments in Securities (Cost $109,060,272)		116,384,416
Obligation to Return Collateral for Securities Loaned		(32,800)
Other Assets & Liabilities, Net		(1,043,645)
Net Assets		$115,307,971

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $32,960.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
2	Wanger Select | Quarterly Report 2019

Portfolio of Investments   (continued)
Wanger Select, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	3,395,951	31,941,366	(32,222,688)	3,114,629	—	—	16,604	3,114,317
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
Wanger Select | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Wanger Select, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	16,081,010	—	—	—	16,081,010
Consumer Staples	2,812,597	—	—	—	2,812,597
Financials	13,737,092	—	—	—	13,737,092
Health Care	24,062,785	—	—	—	24,062,785
Industrials	19,999,568	—	—	—	19,999,568
Information Technology	29,841,834	—	—	—	29,841,834
Materials	3,084,261	—	—	—	3,084,261
Real Estate	3,618,152	—	—	—	3,618,152
Total Common Stocks	113,237,299	—	—	—	113,237,299
Securities Lending Collateral	32,800	—	—	—	32,800
Money Market Funds	—	—	—	3,114,317	3,114,317
Total Investments in Securities	113,270,099	—	—	3,114,317	116,384,416
There were no transfers of financial assets between levels during the period.
4	Wanger Select | Quarterly Report 2019

Portfolio of Investments
Wanger International, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Australia 3.5%
carsales.com Ltd. Automotive & related industry websites	438,390	3,945,505
Costa Group Holdings Ltd. Fruits and vegetables	532,000	1,945,714
DuluxGroup Ltd. Manufactures and supplies paints and other surface coatings	780,126	4,103,808
Evolution Mining Ltd. Gold exploration	1,009,000	2,622,265
National Storage REIT Owns self storage facilities	2,755,176	3,452,891
Total		16,070,183
Belgium 0.6%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	46,968	2,842,429
Brazil 1.3%
Localiza Rent a Car SA Rents automobiles	329,000	2,748,564
Sul America SA Full service insurance company	427,400	3,225,681
Total		5,974,245
Cambodia 1.0%
NagaCorp Ltd. Leisure and tourism company	3,346,000	4,685,954
Canada 5.7%
AG Growth International, Inc. Manufacturer of Augers & Grain Handling Equipment	140,533	6,547,375
CAE, Inc. Training solutions based on simulation technology and integrated training services	221,475	4,907,303
CES Energy Solutions Corp. Oil and natural gas industry	1,398,292	2,856,540
Osisko Gold Royalties Ltd. Precious metal royalty and stream company	347,257	3,900,421
Seven Generations Energy Ltd.(a) Oil and gas resources	279,000	2,014,704
ShawCor Ltd. Energy services company	245,378	3,674,197
Common Stocks (continued)
Issuer	Shares	Value ($)
Winpak Ltd. Packaging materials and machines for the protection of perishables	75,053	2,422,297
Total		26,322,837
China 0.5%
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b) Chain of restaurants in China	1,298,000	2,259,879
Denmark 2.9%
SimCorp AS Global provider of highly specialised software for the investment management industry	140,063	13,521,423
France 1.1%
Akka Technologies High-technology engineering consulting services	74,701	5,078,030
Germany 6.6%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	51,481	2,343,447
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	59,707	2,216,917
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	73,439	12,521,793
Norma Group SE Plastic and metal-based components and systems in connecting technology	69,688	3,381,744
Stroeer SE & Co. KGaA Digital multi-channel media company	68,905	4,034,758
Varta AG(a) Manufactures and markets a wide range of industrial, commercial and miniaturized batteries	83,851	3,578,038
Washtec AG Car, truck and railroad car washing systems	29,098	2,219,567
Total		30,296,264
Hong Kong 2.2%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	243,400	2,719,740
Value Partners Group Ltd. Independent, value oriented asset management group	3,123,000	2,433,463
Vitasoy International Holdings Ltd. Food and beverages	1,014,000	4,910,958
Total		10,064,161
Wanger International | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Wanger International, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
India 3.1%
Care Ratings Ltd. Credit rating services	152,494	2,177,909
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	248,936	5,220,182
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	718,620	2,860,754
PI Industries Ltd. Agricultural and fine chemicals and polymers	265,472	3,957,747
Total		14,216,592
Indonesia 1.1%
PT Link Net Tbk High-speed internet connection through fiber optic lines	9,352,400	2,948,896
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	7,716,900	2,136,615
Total		5,085,511
Ireland 1.4%
UDG Healthcare PLC Commercialisation solutions for health care companies	853,416	6,291,268
Italy 4.0%
Amplifon SpA Hearing aids	130,000	2,530,108
Brembo SpA Braking systems and components	574,555	6,515,968
Carel Industries SpA(a) Control solutions for HVAC and humidification systems	303,709	3,339,060
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	80,013	5,973,169
Total		18,358,305
Japan 21.3%
Aeon Credit Service Co., Ltd. Credit card company	131,400	2,679,652
Aeon Mall Co., Ltd. Large-scale shopping malls	323,700	5,327,597
Aica Kogyo Co., Ltd. Manufactures adhesives, melamine boards, and housing materials	73,300	2,450,384
Amano Corp. Electronic time recorders and information systems	122,000	2,883,367
Aruhi Corp. Finance services	130,000	2,593,008
Common Stocks (continued)
Issuer	Shares	Value ($)
Azbil Corp. Provides measurement and control technologies	204,928	4,804,244
cocokara fine, Inc. Drug chain stores	53,000	2,108,436
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	89,700	3,670,563
Daiseki Co., Ltd. Waste Disposal & Recycling	152,600	3,721,126
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	121,900	4,179,069
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	162,100	3,896,940
KH Neochem Co., Ltd. Manufactures and sells petroleum chemical products	125,400	3,035,047
Mandom Corp. Cosmetic products for men and women	180,900	4,660,180
Milbon Co., Ltd. Hair Products for Salons	94,900	4,423,270
Miura Co., Ltd. Industrial boilers and related equipment	81,300	1,879,671
Nabtesco Corp. Aircraft and hydraulic products	84,600	2,479,109
Nakanishi, Inc. Dental Tools & Machinery	135,600	2,653,814
Nihon Unisys Ltd. Computers and peripheral equipment	90,000	2,389,396
NSD Co., Ltd. Computer software development	228,300	5,319,333
Persol Holdings Co., Ltd. Human resource solutions	121,500	1,972,966
SCSK Corp. IT services	53,700	2,397,758
Seiren Co., Ltd. Advertising services	405,400	5,999,575
Seria Co., Ltd. Operates 100 yen chain stores	108,400	3,740,018
Sohgo Security Services Co., Ltd. Around the clock security services	76,900	3,354,239
Solasto Corp. Medical related contract services	411,900	4,655,657
TechnoPro Holdings, Inc. Medical & electronic design and IT & software development	60,900	3,648,844
Ushio, Inc. Lamps and optical equipment	285,300	3,337,210

2	Wanger International | Quarterly Report 2019

Portfolio of Investments   (continued)
Wanger International, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Valqua Ltd. Rubber, fiber and resin products	202,700	4,064,089
Total		98,324,562
Malta 2.1%
Unibet Group PLC Online gambling services	976,501	9,778,349
Mexico 1.0%
Corporación Inmobiliaria Vesta SAB de CV Real estate owner, developer and asset administrator	1,672,000	2,411,922
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	13,027	2,107,247
Total		4,519,169
Netherlands 1.2%
Aalberts Industries NV Industrial services and flow control systems	89,763	3,104,324
IMCD NV Specialty chemicals and food ingredients	30,000	2,283,323
Total		5,387,647
New Zealand 1.9%
Restaurant Brands New Zealand Ltd. Fast food restaurant chains	1,450,726	8,647,209
Norway 1.8%
Atea ASA Nordic and Baltic supplier of IT infrastructure	577,386	8,381,350
Poland 0.8%
KRUK SA Debt collection services	94,894	3,774,109
Russian Federation 0.8%
TCS Group Holding PLC, GDR Online retail financial services	217,839	3,864,464
Singapore 1.4%
Mapletree Commercial Trust Singapore-focused real estate investment trust	4,466,707	6,231,617
South Africa 1.1%
Famous Brands Ltd.(a) Food and beverage company	458,759	2,705,736
PSG Group Ltd. Diversified financial services	130,878	2,371,973
Total		5,077,709
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 3.1%
DoubleUGames Co., Ltd. Online and mobile games	60,534	3,281,524
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	75,634	5,706,997
Korea Investment Holdings Co., Ltd. Financial holding company	89,173	4,889,514
Modetour Network, Inc. Travel services	19,864	405,207
Total		14,283,242
Spain 1.0%
Befesa SA Waste recycling services	52,000	2,266,160
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	459,394	2,489,021
Total		4,755,181
Sweden 3.7%
AddTech AB, Class B High-tech industrial components and systems	190,155	3,947,373
NetEnt AB(a) Develops and markets computer gaming software	830,862	3,016,101
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	326,121	7,857,238
Trelleborg AB, Class B Manufactures and distributes industrial products	135,373	2,095,979
Total		16,916,691
Switzerland 2.9%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	1,073	5,360,959
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	13,922	2,139,157
Inficon Holding AG Vacuum instruments used to monitor and control production processes	4,507	2,509,798
Kardex AG Storage, warehouse and materials handling systems	22,490	3,387,899
Total		13,397,813

Wanger International | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Wanger International, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 5.1%
Basso Industry Corp. Pneumatic nailers and staplers	1,670,000	3,132,591
Gourmet Master Co., Ltd. Coffee & bakery cafes	412,960	2,752,318
Grape King Bio Ltd. Beverages, nutrition, pharmaceuticals, syrups and hair care products	350,000	2,262,331
Parade Technologies Ltd. Fabless semiconductor company	260,000	4,369,334
Silergy Corp. High performance analog integrated circuits	149,000	2,231,942
Sinbon Electronics Co., Ltd. Cable, connectors & modems	1,228,000	4,130,409
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	238,395	4,671,909
Total		23,550,834
Thailand 0.7%
Beauty Community PCL Cosmetic and beauty products	6,707,400	1,408,471
Muangthai Capital PCL, Foreign Registered Shares Commercial lending company	1,367,400	1,900,875
Total		3,309,346
Turkey 0.4%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	230,778	1,622,545
United Kingdom 10.9%
Ascential PLC Media and consultancy services	1,362,142	6,326,517
Dechra Pharmaceuticals PLC International veterinary pharmaceuticals	115,921	4,073,475
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	28,866	4,865,942
Hastings Group Holdings PLC General insurance services to the automobile and home insurance products	2,525,621	7,125,044
Intermediate Capital Group PLC Private equity firm	406,656	5,640,761
Common Stocks (continued)
Issuer	Shares	Value ($)
Renishaw PLC High technology precision measuring and calibration equipment	46,000	2,220,364
Rightmove PLC Website that lists properties across Britain	1,276,890	8,481,733
Safestore Holdings PLC Self storage facilities	578,204	4,492,132
WH Smith PLC Retails books, magazines, newspapers, and periodicals	247,101	6,829,373
Total		50,055,341
United States 2.3%
Inter Parfums, Inc. Fragrances and related products	61,845	4,692,180
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	83,363	5,782,058
Total		10,474,238
Total Common Stocks (Cost: $386,038,450)		453,418,497

Securities Lending Collateral 0.3%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares, 2.335%(c),(d)	1,635,398	1,635,398
Total Securities Lending Collateral (Cost: $1,635,398)		1,635,398

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 2.519%(c),(e)	6,381,060	6,380,422
Total Money Market Funds (Cost: $6,380,422)		6,380,422
Total Investments in Securities (Cost: $394,054,270)		461,434,317
Obligation to Return Collateral for Securities Loaned		(1,635,398)
Other Assets & Liabilities, Net		729,177
Net Assets		$460,528,096

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $1,540,533.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
4	Wanger International | Quarterly Report 2019

Portfolio of Investments   (continued)
Wanger International, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	10,107,748	26,667,620	(30,394,308)	6,381,060	—	—	37,978	6,380,422
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
Wanger International | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Wanger International, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	16,070,183	—	—	16,070,183
Belgium	—	2,842,429	—	—	2,842,429
Brazil	5,974,245	—	—	—	5,974,245
Cambodia	—	4,685,954	—	—	4,685,954
Canada	26,322,837	—	—	—	26,322,837
China	—	2,259,879	—	—	2,259,879
Denmark	—	13,521,423	—	—	13,521,423
France	—	5,078,030	—	—	5,078,030
Germany	—	30,296,264	—	—	30,296,264
Hong Kong	—	10,064,161	—	—	10,064,161
India	—	14,216,592	—	—	14,216,592
Indonesia	—	5,085,511	—	—	5,085,511
Ireland	—	6,291,268	—	—	6,291,268
Italy	—	18,358,305	—	—	18,358,305
Japan	—	98,324,562	—	—	98,324,562
Malta	—	9,778,349	—	—	9,778,349
Mexico	4,519,169	—	—	—	4,519,169
Netherlands	—	5,387,647	—	—	5,387,647
New Zealand	—	8,647,209	—	—	8,647,209
Norway	—	8,381,350	—	—	8,381,350
Poland	—	3,774,109	—	—	3,774,109
Russian Federation	—	3,864,464	—	—	3,864,464
Singapore	—	6,231,617	—	—	6,231,617
South Africa	—	5,077,709	—	—	5,077,709
South Korea	—	14,283,242	—	—	14,283,242
Spain	—	4,755,181	—	—	4,755,181
Sweden	—	16,916,691	—	—	16,916,691
Switzerland	—	13,397,813	—	—	13,397,813
Taiwan	—	23,550,834	—	—	23,550,834
Thailand	—	3,309,346	—	—	3,309,346
Turkey	—	1,622,545	—	—	1,622,545
United Kingdom	4,865,942	45,189,399	—	—	50,055,341
United States	10,474,238	—	—	—	10,474,238
Total Common Stocks	52,156,431	401,262,066	—	—	453,418,497
Securities Lending Collateral	1,635,398	—	—	—	1,635,398
Money Market Funds	—	—	—	6,380,422	6,380,422
Total Investments in Securities	53,791,829	401,262,066	—	6,380,422	461,434,317
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
6	Wanger International | Quarterly Report 2019